ORGANIZATION AND BASIS OF PRESENTATION (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deposit Assets		$ 41,107
Property, Plant and Equipment, Net	$ 728,312	622,145
Restricted Cash Equivalents, Current	245,474	223,002
Accounts Receivable [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Loans Payable to Bank	2,988
Subsidiaries [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deposit Assets	214,876
Property, Plant and Equipment, Net	324,564
Subsidiaries [Member] | Accounts Receivable [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Loans Payable to Bank	2,988
PRC Domestic Entities and the PRC Domestic Entities' subsidiaries [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Pledged Assets Separately Reported, Property Plant And Equiment Pledged as Collateral	324,564
Property, Plant and Equipment, Net	$ 358,432	$ 275,601